DIRECT COMMERCIAL PROPERTY EXPENSE	12 Months Ended
Dec. 31, 2018
Direct operating expense from investment property [abstract]
DIRECT COMMERCIAL PROPERTY EXPENSE
DIRECT COMMERCIAL PROPERTY EXPENSE
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Property maintenance	$773	$709	$694
Real estate taxes	528	472	436
Employee compensation and benefits	196	148	141
Ground rents	59	56	43
Other	295	232	80
Total direct commercial property expense	$1,851	$1,617	$1,394

Ground rents are payments under operating leases for land on which certain of the partnership’s operating properties are situated. The partnership does not have an option to purchase the leased land at the expiry of the lease periods. Future operating and finance lease obligations are as follows:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Less than 1 year	$104	$34
1-5 years	401	120
More than 5 years	5,631	1,708
Total	$6,136	$1,862